Stock Awards (Details) - Outstanding options (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Outstanding options [Abstract]
Outstanding	11,424,498
Outstanding	5 years 259 days
Outstanding (in Dollars per share)	$ 0.4193
Outstanding (in Dollars)	$ 2,898	$ 2,365
Vested and expected to vest	10,262,319
Vested and expected to vest	5 years 240 days
Vested and expected to vest (in Dollars per share)	$ 0.4502
Vested and expected to vest (in Dollars)	2,898
Exercisable	4,123,060
Exercisable	4 years 299 days
Exercisable (in Dollars per share)	$ 0.8747
Exercisable (in Dollars)	$ 2,898